INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Corporate income tax rate		23.00%	24.00%	25.00%
Unrecognized tax benefits that would impact effective tax rate		$ 334
Interest expense related to uncertain tax positions		199
Accrued interest liabiliy related to uncertain tax positions		334
Israeli tax authorities [Member]
Income Tax Disclosure [Line Items]
Accrued interest liabiliy related to uncertain tax positions		1,243
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	35.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards		213,446
Capital loss carry-forwards		231
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards		168,694
Capital loss carry-forwards		$ 231